Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	May 08, 2015	Oct. 31, 2014
C000027413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 21,846	$ 21,846	$ 21,846	$ 21,846	$ 17,440	$ 15,719	$ 20,284	$ 14,966	$ 15,047	$ 13,661	$ 12,786	$ 10,289	$ 10,379		$ 10,000
Average Annual Return, Percent	25.27%	7.74%		8.13%
C000027415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 22,385	$ 22,385	22,385	$ 22,385	17,828	16,026	20,640	15,193	15,235	13,800	12,882	10,342	10,403		10,000
Average Annual Return, Percent	25.58%	8.00%		8.39%
C000027420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 23,999	$ 23,999	23,999	$ 23,999	17,565	16,040	17,601	13,181	14,920	13,924	12,373	10,090	10,190		10,000
Average Annual Return, Percent	36.62%	9.97%		9.15%
C000027422 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 24,731	$ 24,731	24,731	$ 24,731	18,039	16,425	17,961	13,410	15,132	14,085	12,485	10,141	10,216		10,000
Average Annual Return, Percent	37.06%	10.32%		9.47%
C000081949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 28,310	$ 28,310	28,310	$ 28,310	21,202	21,331	27,409	17,924	15,422	13,791	12,118	9,407	9,698		10,000
Average Annual Return, Percent	33.53%	12.92%		10.97%
C000027423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 29,174	$ 29,174	29,174	$ 29,174	21,797	21,858	27,994	18,237	15,630	13,945	12,219	9,456	9,726		10,000
Average Annual Return, Percent	33.86%	13.30%		11.30%
C000081950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 29,517	$ 29,517	29,517	$ 29,517	22,026	22,083	28,263	18,398	15,759	14,052	12,298	9,502	9,749		10,000
Average Annual Return, Percent	34.01%	13.37%		11.43%
C000027424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,215	$ 12,215	12,215	$ 12,215	12,172	12,054	20,354	15,608	15,744	14,651	13,463	9,941	9,699		10,000
Average Annual Return, Percent	0.36%	(4.95%)		2.02%
C000105228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,500	$ 12,500	12,500	$ 12,500	12,437	12,290	20,712	15,841	15,940	14,797	13,564	9,989	9,724		10,000
Average Annual Return, Percent	0.53%	(4.74%)		2.26%
C000158523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 10,831	$ 10,831	$ 10,831	$ 10,831	9,786	9,801	11,834	11,865	11,267	10,132	10,423	10,364	9,924	$ 10,000
Average Annual Return, Percent	10.70%	(0.78%)	0.85%
C000027427 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,321	$ 11,321	$ 11,321	$ 11,321	10,195	10,165	12,245	12,228	11,585	10,371	10,646	10,550	10,068		10,000
Average Annual Return, Percent	11.06%	(0.46%)		1.25%
C000158522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,257	$ 11,257	$ 11,257	$ 11,257	10,127	10,102	12,148	12,132	11,475	10,273	10,527	10,425	9,943	10,000
Average Annual Return, Percent	11.15%	(0.39%)	1.26%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,429	$ 25,429	$ 25,429	$ 25,429	19,024	17,219	21,122	15,042	14,413	12,789	12,643	10,298	10,177		10,000
Average Annual Return, Percent	33.68%	12.03%		9.78%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,949	$ 33,949	33,949	$ 33,949	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520		10,000
Average Annual Return, Percent	38.02%	15.27%		13.00%
MSCI China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Account Value	$ 12,609	$ 12,609	12,609	$ 12,609	10,357	8,551	16,413	18,078	13,372	11,844	14,223	10,084	9,930		10,000
Average Annual Return, Percent	21.75%	(1.17%)		2.35%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,406	$ 11,406	$ 11,406	$ 11,406	10,318	10,282	12,194	12,252	11,538	10,348	10,564	10,470	10,032	$ 10,000	10,000
Average Annual Return, Percent	10.55%	(0.23%)	1.40%	1.49%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,390	$ 23,390	$ 23,390	$ 23,390	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053		10,000
Average Annual Return, Percent	30.98%	10.14%		8.87%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 21,887	$ 21,887	$ 21,887	$ 21,887	$ 16,037	$ 17,362	$ 23,469	$ 16,951	$ 14,952	$ 14,053	$ 13,495	$ 10,302	$ 10,352		$ 10,000
Average Annual Return, Percent	36.49%	7.92%		8.15%